FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Non-current Financial Liabilities & Maturities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	$ 714.6	$ 610.5
Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	153.8
Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	72.7	136.2
Contractual cash flows	72.7	136.2
Accounts payable | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	72.7	136.2
Accounts payable | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.0
Accounts payable | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.0
Accounts payable | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.0
Convertible debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	0.0	0.0	$ 126.6
Cdn dollar term notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	20.5	20.5
Contractual cash flows	25.7	27.1
Cdn dollar term notes | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	1.4	1.4
Cdn dollar term notes | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	1.4	1.4
Cdn dollar term notes | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	22.9	24.3
Cdn dollar term notes | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.0
U.S. dollar denominated term notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	499.5	460.4
Contractual cash flows	619.5	601.3
U.S. dollar denominated term notes | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	70.7	30.2
U.S. dollar denominated term notes | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	152.5	65.2
U.S. dollar denominated term notes | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	169.0	284.0
U.S. dollar denominated term notes | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	227.3	221.9
U.K. pound sterling denominated term notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	21.1	20.6
Contractual cash flows	22.0	22.6
U.K. pound sterling denominated term notes | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	22.0	1.1
U.K. pound sterling denominated term notes | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	21.5
U.K. pound sterling denominated term notes | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.0
U.K. pound sterling denominated term notes | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.0
Canadian dollar term Credit Facility borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	173.5	109.0	$ 0.0
Contractual cash flows	176.1	117.6
Canadian dollar term Credit Facility borrowings | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	176.1	6.9
Canadian dollar term Credit Facility borrowings | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	110.7
Canadian dollar term Credit Facility borrowings | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.0
Canadian dollar term Credit Facility borrowings | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.0
Finance leases
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	33.4	34.2
Contractual cash flows	72.3	76.8
Finance leases | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	4.2	4.4
Finance leases | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	4.2	4.2
Finance leases | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	12.6	12.6
Finance leases | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	51.3	55.6
Foreign exchange risk management contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding		18.8
Contractual cash flows		20.8
Foreign exchange risk management contracts | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		0.2
Foreign exchange risk management contracts | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		4.3
Foreign exchange risk management contracts | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		16.3
Foreign exchange risk management contracts | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		0.0
Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	1.7	2.3
Contractual cash flows	1.7	3.2
Other liabilities | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.1	0.0
Other liabilities | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.1	1.4
Other liabilities | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.3
Other liabilities | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	1.5	1.5
Commodity risk management contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	4.2	39.8
Contractual cash flows	4.2	39.8
Commodity risk management contracts | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	4.2	39.8
Commodity risk management contracts | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.0
Commodity risk management contracts | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0.0	0.0
Commodity risk management contracts | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	$ 0.0	$ 0.0